UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D. C. 20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2002

Check here if Amendment [      ];  Amendment Number:
This Amendment (Check only one.):  [     ] is a restatement.
					 [     ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		Armstrong Shaw Associates Inc.
Address:	45 Grove Street
		New Canaan, CT 06840

13F File Number:	28-6126

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this Report on Behalf of Reporting Manager:

Name:		Monica C. Grady
Title:		Secretary/Treasurer
Phone:		203-972-9600
Signature, Place, and Date of Signing:

	Monica C. Grady	New Canaan, Connecticut	June30, 2002

Report Type (Check only one.):

[X]	13F HOLDING REPORT.

[   ]  	13F NOTICE.

[   ]	13F COMBINATION REPORT.

List of other Managers Reporting for this Manager:

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF
1934.





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                             FORM 13F INFORMATION TABLE







VALUE
SHARES/
SH/      PUT/    INVSTMT
OTHER
                   VOTING AUTHORITY
NAME OF ISSUER
TITLE OF CLASS
CUSIP
(x$1000)
PRN AMT
PRN   CALL   DSCRETN
MANAGERS
SOLE
SHARED
NONE
-
-
-
-
-
-
-
-
-
-
-
-












Abbott Labs
Common
002824100
86377
2294223
SH

SOLE

2294223
0
0
Allstate Corp.
Common
020002101
93668
2532935
SH

SOLE

2532935
0
0
Amdocs
Common
g02602103
45593
6038870
SH

SOLE

6038870
0
0
American Express Co.
Common
025816109
90713
2497603
SH

SOLE

2497603
0
0
American Intl. Group Inc.
Common
026874107
1872
27437
SH

SOLE

27437
0
0
AOL Time Warner
Common
00184a105
789
53615
SH

SOLE

53615
0
0
Apache Corp.
Common
037411105
2213
38500
SH

SOLE

38500
0
0
Automatic Data Process
Common
053015103
629
14447
SH

SOLE

14447
0
0
Bank of America Corp.
Common
605051044
796
11316
SH

SOLE

11316
0
0
Bank of New York
Common
640571022
709
21000
SH

SOLE

21000
0
0
Berkshire Hathaway Inc. Del
Class A
084670108
5344
80
SH

SOLE

80
0
0
Blackrock Advantage Term
Common
09247A101
164
14000
SH

SOLE

14000
0
0
Blackrock Investment Quality
Common
09247D105
315
23000
SH

SOLE

23000
0
0
Block H & R Inc.
Common
093671105
324
7018
SH

SOLE

7018
0
0
BP Amoco PLC
Sponsored ADR
055622104
340
6736
SH

SOLE

6736
0
0
Bristol Myers Squibb Co.
Common
110122108
419
16310
SH

SOLE

16310
0
0
Canadian National Railway Co.
Common
136375102
704
13600
SH

SOLE

13600
0
0
Cendant Corp.
Common
151313103
135511
8533446
SH

SOLE

8533446
0
0
Chevron Corp.
Common
166764100
946
10684
SH

SOLE

10684
0
0
Chubb Corp.
Common
171232101
129659
1831338
SH

SOLE

1831338
0
0
Citigroup, Inc.
Common
172967101
130009
3355067
SH

SOLE

3355067
0
0
Colgate Palmolive Co.
Common
194162103
776
15514
SH

SOLE

15514
0
0
Comcast Corp.
Class A Spl.
200300200
112363
4713220
SH

SOLE

4713220
0
0
CVS Corp
Common
126650100
91329
2984615
SH

SOLE

2785905
0
0
Devon Energy Corp. (Oklahoma)
Common
25179M103
88030
1786319
SH

SOLE

1786319
0
0
Dreyfus A Bonds Plus, Inc.
Common
261880108
343
25218.49
SH

SOLE

25218.49
0
0
Dupont De Nemours & Co.
Common
263534109
128168
2886659
SH

SOLE

2886659
0
0
EL Paso Corporation
Common
28336L109
596
28900
SH

SOLE

28900
0
0
Electronic Data Systems
Common
285661104
129660
3490188
SH

SOLE

3490188
0
0
Emerson Electric Co.
Common
291011104
142255
2658477
SH

SOLE

2658477
0
0
Exelon Corp.
Common
30161n101
137980
2638249
SH

SOLE

2638249
0
0
Exxon Mobil Corporation
Common
30231G102
457
11165
SH

SOLE

11165
0
0
Fannie Mae
Common
313586109
9541
129365
SH

SOLE

129365
0
0
Fleet Boston Financial
Common
339030108
80604
2491617
SH

SOLE

2491617
0
0
Ford Motor Co.
Common
345370860
622
38889
SH

SOLE

38889
0
0
Freddie Mac
Common
313400301
157670
2576313
SH

SOLE

2576313
0
0
Gannett Inc.
Common
364730101
93291
1229124
SH

SOLE

1229124
0
0
General Electric
Common
369604103
123903
4265155
SH

SOLE

4265155
0
0
GlaxoSmithkline PLC
Sponsored ADR
37733W105
746
17297
SH

SOLE

17297
0
0
HCA Inc.
Common
404119109
146770
3089885
SH

SOLE

3089885
0
0
Home Depot Inc.
Common
437076102
316
8591
SH

SOLE

8591
0
0
Honeywell
Common
438516106
521
14800
SH

SOLE

14800
0
0
Imaging Diagnostics System
Common
45244w100
9
20000
SH

SOLE

20000
0
0
IMS Health Inc.
Common
449934108
96893
5397938
SH

SOLE

5397938
0
0
International Business Machines
Common
459200101
1495
20766
SH

SOLE

20766
0
0
J.P. Morgan Chase and Co.
Common
46625h100
169791
5005623
SH

SOLE

5005623
0
0
John Hancock Financial Services
Common
41014S106
100241
2847745
SH

SOLE

2847745
0
0
Johnson & Johnson
Common
478160104
498
9520
SH

SOLE

9520
0
0
Kerr McGee Corp.
Common
492386107
126316
2358833
SH

SOLE

2358833
0
0
Liberty Media Corporation
Common
530718105
137360
13735996
SH

SOLE

13735996
0
0
Lilly (Eli) & Co.
Common
532457108
451
8000
SH

SOLE

8000
0
0
MCData Corporatin-A
Common
580031201
176
20000
SH

SOLE

20000
0
0
Merck & Co., Inc.
Common
589331107
125391
2476130
SH

SOLE

2476130
0
0
MGIC Investment
Common
552848103
94431
1392793
SH

SOLE

1392793
0
0
Minnesota Mining & Manufacturing Co.
Common
88579Y101
344
2800
SH

SOLE

2800
0
0
Muniyield Insured Fund Inc.
Common
62630e107
392
27000
SH

SOLE

27000
0
0
Nuveen Insured Municipal Opportunity Fund
Common
670984103
404
26000
SH

SOLE

26000
0
0
Nuveen Select Tax-Free Income Portfolio
Common
67062F100
288
20000
SH

SOLE

20000
0
0
Oxford Health Plans
Common
691471106
116892
2515960
SH

SOLE

2515960
0
0
Pepsico Inc.
Common
713448108
265
5490
SH

SOLE

5490
0
0
Pfizer Inc.
Common
717081103
1550
44281
SH

SOLE

44281
0
0
Pitney Bowes Inc.
Common
724479100
132831
3344187
SH

SOLE

3344187
0
0
PrimeEnergy Corp.
Common
74158E104
164
20500
SH

SOLE

20500
0
0
Proctor & Gamble Co.
Common
742718109
1945
21786
SH

SOLE

21786
0
0
Quadrex  Corp.
Common
747309102
0
10000
SH

SOLE

10000
0
0
RadioShack Corp.
Common
750438103
133288
4434074
SH

SOLE

4434074
0
0
Royal Dutch Petroleum Co.
NY Reg Gldr 5
780257804
340
6150
SH

SOLE

6150
0
0
Safeway Inc.
Common
786514208
94623
3241620
SH

SOLE

3241620
0
0
SBC Communications
Common
78387G103
287
9424
SH

SOLE

9424
0
0
Sun Microsystems
Common
866810104
56
11200
SH

SOLE

11200
0
0
Textron
Common
883203101
164879
3515540
SH

SOLE

3515540
0
0
Tyco International Ltd.
Common
902124106
594
44000
SH

SOLE

44000
0
0
Van Kampen Am Cap Advantage
Sh Ben Int
92112K107
198
14100
SH

SOLE

14100
0
0
Van Kampen Am Cap Municipal Opportunity
Common
920935103
161
10000
SH

SOLE

10000
0
0
Verizon Communications
Common
92343v104
734
18284
SH

SOLE

18284
0
0
Viacom Inc.
Class B
925524308
1902
42861
SH

SOLE

42861
0
0
Walt Disney Productions
Common
254687106
257
13609
SH

SOLE

13609
0
0
Whirlpool Corp.
Common
963320106
122909
1880490
SH

SOLE

1880490
0
0
Wyeth
Common
983024100
337
6582
SH

SOLE

6582
0
0
XL Capital Ltd.
Class A
g98255105
500
5900
SH

SOLE

5900
0
0
YUM! Brands
Common
988498101
89107
3046388
SH

SOLE

3046388
0
0















FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:	0

Form 13F Information Table Entry Total:	81

Form 13F Information Table Value Total:	$3,891,335

List of Other Included Managers:

No.	13F File Number	Name

None